CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2011 Priority share USD ($)	Dec. 31, 2011 Priority share RUB	Dec. 31, 2010 Priority share RUB	Dec. 31, 2011 Preference shares USD ($)	Dec. 31, 2011 Preference shares RUB	Dec. 31, 2010 Preference shares RUB
Current assets:
Cash and cash equivalents	$ 196.4	6,322.0	3,371.0
Term deposits	160.6	5,169.0	3,361.0
Accounts receivable, net	38.8	1,250.0	798.0
Funds receivable, net	5.4	174.0	49.0
Prepaid expenses	19.5	630.0	393.0
Deferred tax assets	9.2	297.0	27.0
Other current assets	20.6	663.0	196.0
Total current assets	450.5	14,505.0	8,195.0
Property and equipment, net	216.6	6,973.0	2,983.0
Intangible assets, net	15.1	486.0	129.0
Goodwill	35.2	1,132.0	662.0
Long-term prepaid expenses	19.1	616.0	275.0
Restricted cash	14.1	454.0
Term deposits	76.2	2,454.0	213.0
Investments in non-marketable equity securities	17.7	569.0	92.0
Investments in debt securities	209.1	6,733.0
Deferred tax assets	0.4	11.0	16.0
Other non-current assets	4.4	143.0	52.0
TOTAL ASSETS	1,058.4	34,076.0	12,617.0
Current liabilities:
Accounts payable and accrued liabilities	53.4	1,722.0	979.0
Taxes payable	28.4	916.0	582.0
Deferred revenue	28.0	900.0	550.0
Funds payable and amounts due to customers	36.5	1,174.0	826.0
Total current liabilities	146.3	4,712.0	2,937.0
Deferred tax liabilities	5.9	189.0	50.0
Other accrued liabilities	6.9	222.0	15.0
Total liabilities	159.1	5,123.0	3,002.0
Commitments and contingencies
Shareholders' equity:
Preferred share
Ordinary shares: par value (Class A Euro 0.01, Class B Euro 0.10 and Class C Euro 0.09); shares authorized (Class A 4,539,525,900 and 2,000,000,000, Class B 302,635,060 and 273,764,304, and Class C 302,635,060 and 276,063,445); shares issued (Class A 30,058,214 and 159,217,348, Class B 273,764,304 and 164,621,382, and Class C 2,299,141 and 109,142,922); shares outstanding (Class A 30,051,214 and 159,217,348, Class B 273,764,304 and 164,621,382, and Class C nil and nil)	18.5	595.0	972.0
Additional paid-in capital	395.3	12,729.0	467.0
Accumulated other comprehensive income	56.8	1,828.0	148.0
Retained earnings	428.7	13,801.0	8,028.0
Total shareholders' equity	899.3	28,953.0	9,615.0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,058.4	34,076.0	12,617.0